Equity dividends (Details) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) € / shares	Mar. 31, 2019 EUR (€) € / shares	Mar. 31, 2018 £ / shares	Mar. 31, 2018 EUR (€) € / shares	Mar. 31, 2017 € / shares
Declared during the financial year:
Final dividend for the year ended 31 March 2019: 4.16 eurocents per share (2018: 10.23 eurocents per share, 2017: 10.03 eurocents per share)	€ 1,112	€ 2,729		€ 2,670
Interim dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.84 eurocents per share, 2018: 4.84 eurocents per share)	1,205	1,293		1,291
Total dividends declared	2,317	4,022		3,961
Proposed after the end of the reporting period and not recognised as a liability:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share, 2018: 10.23 eurocents per share)	€ 1,205	€ 1,112		€ 2,729
Declared during the financial year: (per share)
Final dividend (per share) | € / shares		€ 4.16		€ 10.23	€ 10.03
Interim dividend (per share) | (per share)	€ 4.50	4.84	£ 4.84
Proposed after the end of the year and not recognised as a liability: (per share)
Final dividend (per share) | (per share)	€ 4.50	€ 4.16	£ 10.23